Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2025	2024
	(in € millions)
Trade payables	783	933
Value added tax and sales taxes payable	380	335
Other current liabilities	31	74
Total	1,194	1,342